Note O - Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	9/30/2012	9/30/2011
Current taxes
Federal	$—	$—
State	—	—
Total current taxes	—	—
Change in deferred taxes	(715,000)	—
Change in valuation allowance	715,000	—
Provision for income tax expense (benefit)	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets:
Provision for loan losses	$1,215,000
Write down on real estate held for sale	3,851,000
Recovery of allowance for doubtful notes receivable	5,305,000
Net operating loss carry forward	64,143,000
Total deferred tax assets	74,514,000
Valuation allowance	(74,514,00)
Deferred tax assets, net of valuation allowance	$—